ORGANIZATION AND DESCRIPTION OF BUSINESS (Equipment Acquisition) (Details) (USD $)	1 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Scenario, Forecast [Member]
Property, Plant and Equipment [Line Items]
Shares issued for casino equipment, shares		17,450,535
Stock split ratio	0.1	0.1
Annual lease payment		$ 700,000
Monthly lease payment		$ 58,333
Lease term		5 years
Lease renewal term		5 years